Trade Accounts and Notes Receivable - Summary of Trade Accounts and Notes Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Current trade accounts and notes receivable	₩ 9,130,204	₩ 8,824,563
Non-current
Non-current trade accounts and notes receivable	427,125	731,570
Gross amount [member]
Current
Trade accounts and notes receivable	8,648,250	8,579,620
Finance lease receivables	57,487	10,469
Unbilled due from customers for contract work	810,655	728,007
Non-current
Trade accounts and notes receivable	583,797	871,432
Finance lease receivables	45,873	734
Allowance for credit losses [member]
Current
Current trade accounts and notes receivable	(386,188)	(493,533)
Non-current
Non-current trade accounts and notes receivable	₩ (202,545)	₩ (140,596)